Shareholders' Equity	12 Months Ended
Jun. 30, 2024
Shareholders Deficit [Abstract]
Shareholders’ Equity

12. Shareholders’ Equity

Ordinary shares

The Company was established under the laws of the British Virgin Islands on August 25, 2021. The authorized number of Ordinary Shares was 50,000 with par value of $1.00 per share. On August 25, 2021, the Company issued 1,000 shares to the controlling shareholder at par value of $1.00 per share.

On July 15, 2022, the Company amended its memorandum of association to authorize the issuance of an unlimited number of Ordinary Shares with par value of $1.00 per share.

On September 5, 2022, the Company resolved to adopt an amended memorandum of association to authorize the issuance of an unlimited number of Ordinary Shares, no par value, which is effective September 6, 2022, and to effectuate (i) a redemption of existing 1,000 shares at par value of $1.00 per share in exchange for the issuance of 1,000 ordinary shares of no par value; and (ii) a split of the issued and outstanding ordinary shares at a ratio of 1:10,714.286 shares, resulting in the 10,714,286 ordinary shares issued and outstanding after the redemption and share split. As a part to the Company’s recapitalization prior to the completion of its anticipated initial public offering, the Company believes it is appropriate to reflect these share issuances as nominal share issuance on a retroactive basis similar to share split pursuant to ASC 260. The Company has retroactively adjusted all shares and per share data for all the periods presented. As a result of all events mentioned above, the Company had an unlimited number of no par value ordinary shares authorized, of which 10,714,286 were issued and outstanding as of June 30, 2023 and 2022.

On June 8, 2023, the Company resolved to split its shares at a ratio of 1:1.225, such that after such share split, the number of issued shares in the Company was 13,125,000 ordinary shares of no par value. On July 14, 2023, the Company further resolved to reverse the share split executed on June 8, 2023 at the original ratio of 1.225:1, such that after such reverse share split, the number of issued shares in the Company was reversed to10,714,286 ordinary shares of no par value. With the share split on June 8, 2023 and the subsequent reverse share split on July 14, 2023, the Company considered that the actual implication of the share split executed was neutralized by the simultaneous effect of the subsequent reverse share split and caused no impact to these consolidated financial statements.

The ordinary shares began trading on April 17, 2024 on the Nasdaq Capital Market and commenced trading under the ticker symbol “JUNE”.

On April 17, 2024, the Company completed its IPO the Nasdaq Capital Market and the ordinary shares commenced trading under the ticker symbol “JUNE”. Under this offering, 2,000,000 ordinary shares were issued at a price of $4 per share. On April 19, 2024, the Company closed its IPO of 2,000,000 ordinary shares, no par value per share. Subsequently, on May 31, 2024, the underwriter exercised its over-allotment option to purchase an additional 263,068 ordinary shares of the Company at the public offering price of US$4.00 per share. The closing for the sale of the over-allotment shares took place on June 3, 2024. The IPO and the exercise of the over-allotment option with net proceeds totaling $7,861,876 from the offering after deducting underwriting discounts and offering expenses of $1,190,396 from the gross proceeds totaling $9,052,272.

Upon the completion of IPO of the Company, IPO costs capitalized as of June 30, 2023 amounted to $961,964, together with other IPO costs incurred during the year ended June 30, 2024, totaling $2,342,882, were charged to shareholders’ equity under share capital.

As at June 30, 2024, a total of 12,977,354 ordinary shares of no par value were issued and outstanding.

Cash dividend

On May 19, 2022, the Company declared an interim dividend of HK$1,620 per share (equivalent to $208 per share) with respect to the 1,000 issued shares of the Company or HK$1,620,000 (equivalent to $207,692) to the shareholders of the Company. During the year ended June 30, 2022, the Company paid dividend of HK$1,360,000 (equivalent to $174,359) to the shareholders of the Company and the remaining unpaid dividend of HK$260,000 (equivalent to $33,333) was recorded as amount due to the related party as of June 30, 2022 and was fully settled in December 2022.

On September 15, 2022, the Company declared an interim dividend of approximately HK$0.11199 per share (equivalent to approximately $0.01429 per share) with respect to the 10,714,286 issued shares of the Company or HK$1,200,000 (equivalent to $153,061) to the shareholders of the Company. The dividend declared by the Company has been fully paid at the date these consolidated financial statements are issued.

The dividend per share of the Company for the years ended June 30, 2024, 2023 and 2022 were nil, $0.014 per share and $0.019 per share, respectively, which the shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split.